Filed Pursuant to Rule 497
Registration No. 333-176182

VII Peaks Co-Optivist TM Income BDC II, Inc.

Supplement No. 3

dated January 21, 2014

to

Prospectus dated September 30, 2013

This Supplement No. 3 contains information which amends, supplements or modifies certain information contained in the Prospectus of VII Peaks Co-Optivist TM Income BDC II, Inc. (the “ Company ”) dated September 30, 2013 (the “ Prospectus ”), as well as Supplement Nos. 1 and 2 to the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 24 of the Prospectus before you decide to invest.

Subscription Add On Form for Existing Investors

We have prepared a Subscription Add On Form which existing shareholders may use, in lieu of the executing the normal Subscription Agreement, to purchase additional shares in the Company. The Subscription Add On Form is attached hereto as an Exhibit.

VII PEAKS CAPITAL LLC

SUBSCRIPTION ADD ON

Shares Of Common Stock Of VII Peaks Co-Optivist™ Income BDC II, Inc.

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of common shares of beneficial interest (the "Shares") of VII Peaks Co-Optivist™ Income BDC II, Inc. (sometimes referred to herein as the "Company"), set forth below.

1. INVESTMENT

☐ Additional Investment *($500 minimum)* ☐ NAV or Net of commission Investment **Subscription Amount $** ______

2. OWNERSHIP *(Select only one)*

☐ Individual ☐ Joint Tenants with Right of Survivorship ☐ Pension Plan ☐ Trust *(Complete Appendix A on page A-5)*

☐ Non-Profit Organization ☐ Corporation or Partnership *(Complete Appendix B on page A-6)*

☐ UGMA: State of _______ ☐ UTMA: State of _______ ☐ Other *(Specify and include title pages)* ______

☐ Custodial Account: ☐ IRA ☐ SEP/IRA ☐ ROTH/IRA ☐ OTHER Qualified Acct: ______

Custodian Name: ______ Account #: ______

Custodian Mailing Address: ______

3. INVESTOR INFORMATION

A. Individual/Beneficial Owners (Trust/Corporation/Partnership)

Name of investing entity		
First Name	(MI)	Last Name
Social Security Number		Date of Birth (MM,DD,YYYY)

B. Joint Investor/Minor

First Name	(MI)	Last Name
Social Security Number		Date of Birth (MM,DD,YYYY)

4. REPRESENTATIONS, WARRANTIES AND COVENANTS OF INVESTOR

I(We) am(are) an existing shareholder(s) in the Company, and desire to purchase additional shares in the Company in the amount specified above. I(We) hereby reaffirm as of the date hereof all of the representations, warranties and acknowledgements previously made in the most recent Subscription Agreement under which I(We) purchased shares in the Company. I(We) confirm that I(We) have received the Company's final prospectus (as amended or supplemented as of the date hereof) at least five business days prior to the signing of this Subscription Add On Form. I(We) confirm that my(our) prior election to participate or not participate in the Company's DRIP (Distribution Reinvestment Plan) shall apply to the shares purchased pursuant to this Subscription Add On Form.

Owner or authorized person: Print Name	Signature	Date
Owner or authorized person: Print Name	Signature	Date
Signature of Custodian (if applicable)		Date

5. BROKER-DEALER INFORMATION

The undersigned confirm on behalf of the Broker-Dealer that they (i) are registered in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor's prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus and related supplements, if any, to such investor ; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (vii) have reasonable grounds to believe that the purchase of shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor's suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares.

The undersigned Financial Advisor further represents and certifies that, in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm's existing ***Anti-Money Laundering Program and Customer Identification Program in accordance with Section 326 of the USA PATRIOT ACT***

Broker-Dealer Firm Name	Financial Advisor Name

Financial Advisor Signature	Date

Broker Dealer Supervisor Signature (**MANDATORY**)	Date

6. INVESTMENT INSTRUCTIONS

☐ **By Wire Transfer:**
Account Name: Phoenix American Financial Services, Inc.
as trustee for VII Peaks Capital, LLC
Account Number: 0 3 2 4 2 5 8 5 0
Routing Number: 1 2 1 1 0 0 7 8 2
Bank Name: Bank of the West
Bank Location: Walnut Creek, CA

☐ **Custodial Accounts:**
Forward this subscription agreement directly to your current custodian of assets.

☐ **By Mail:**
Phoenix American Financial Services, Inc.
Attn: VII PEAKS Co-Optivist Income BDC II Service Team
2401 Kerner Blvd., San Rafael, California 94901
Telephone: 855-889-1778
Facsimile: 415-485-4553

Make all checks payable to:
VII Peaks Co-Optivist Income BDC II, Inc.

(PLEASE DO NOT SUBMIT CASHIERS CHECKS OR MONEY ORDERS)

NOTICE TO STOCKHOLDER OF ISSUANCE OF UNCERTIFICATED SHARES OF COMMON STOCK

Containing the information required by Section 2-221
of the Maryland General Corporation Law

To: Stockholder
From: VII Peaks Co-Optivist™ Income BDC II, Inc.

Shares of Common Stock, $0.001 par value per share

VII Peaks Co-Optivist™ Income BDC II, Inc., a Maryland Corporation (the "Corporation"), is issuing to you, subject to acceptance by the Corporation, the number of shares of its common stock (the "Shares") that correspond to the dollar amount of your subscription as set forth in your subscription agreement with the Corporation. The shares do not have physical certifi-cate. Instead, the Shares are recorded on the books and records of the Corporation, and this notice is given to you of certain information relating to the shares. All capitalized terms not defined herein have the meanings set forth in the Corporation's Charter, as the same may be amended from time to time, a copy of which, including the restrictions on transfer and ownership, will be furnished to each holder of shares of the Corporation on request, and without charge. Requests for such a copy may be directed to the Secretary of Corporation at its principal office.

The Corporation has the authority to issue shares of stock of more than one class. Upon the request of any stockholder, and without charge, the Corporation will furnish a full statement of the information required by section 2-221 of the Maryland General Corporation Law with respect to certain restrictions on ownership and transferability, the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, terms and conditions of redemption of the shares of each class of stock which the Corporation has authority to issue, the differences in the relative rights and preferences between the shares of each series to the extent set , and the authority of the Board of Directors to set such rights and preferences of subsequent series. Such requests must be made to the Secretary of Corporation at its principal office.

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